Note 12 - Lease Commitments	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

Note 12. Lease Commitments

Avalon leases golf carts, machinery and equipment, and copiers under operating leases. Under capital leases, Avalon leases one piece of equipment and land and land improvements. Future commitments under long-term, operating leases and capital leases at December 31, 2014 are as follows (in thousands):

	Capital	Operating	Total
2015	$76	$344	$420
2016	76	344	420
2017	76	307	383
2018	15	228	243
2019	15	71	86
Thereafter	495	-	495
Total minimum lease payments	753	$1,294	$2,047
Less: amounts representing interest	362
Present value of minimum lease payments	391
Less: current portion of obligations under capital leases	58
Long-term portion of obligations under capital leases	$333

Rental expense included in the Consolidated Statements of Operations amounted to $0.4 million in 2014 and $0.3 million in 2013.